Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholder Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 7 – STOCKHOLDERS' DEFICIT

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.0001 per share.

During the three months ended March 31, 2020, the Company issued 674,000 shares of common stock for cash of $337,000. 12,000,000 shares were issued relating to the merger with Budee. See Note 4.

Preferred Stock

The Company is authorized to issue 15,000,000 shares of preferred stock, par value $0.0001 per share. The preferred stock may be issued from time to time in one or more series as the Company's Board may authorize. None of the preferred stock has been designated and none are issued and outstanding as of March 31, 2020 and December 31, 2019.

Warrants

There were 34,578,570 warrants outstanding as of March 31, 2020. The fair value of each stock warrant granted was estimated using the Black-Scholes valuation model with the assumptions as follows:

Exercise price	$0.05 - $0.50
Expected dividend yield	0%
Risk free interest rate	0.43% - 1.71%
Expected life in years	3-7
Expected volatility	133% - 148%
Estimated fair value of stock on grant date	$0.50

There were 29,243,750 warrants outstanding as of December 31, 2019. The fair value of each stock warrant granted was estimated using the Black-Scholes valuation model with the assumptions as follows:

Exercise price	$0.10 - $0.50
Expected dividend yield	0%
Risk free interest rate	1.42% - 2.66%
Expected life in years	3-7
Expected volatility	134% - 158%
Estimated fair value of stock on grant date	$0.50

The Company uses the latest common stock sale price as the fair value of stock on grant date rather than the market value of the stock as the Company believes this is a more accurate valuation of the Company's common stock due to the lack of sufficient volume and trading history on the Company's common stock on the OTC Markets.

A summary of warrant issuances are as follows:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants
Outstanding January 1, 2019	9,131,250	0.19	3.83
Granted	27,658,000	0.44	4.29
Forfeited	(7,545,500)	0.34	4.48
Outstanding December 31, 2019	29,243,750	$0.39	4.10
Granted	5,335,000	0.12	2.92
Outstanding March 31, 2020	34,578,750	$0.35	3.70

Nonvested Warrants	Shares
Nonvested at January 1, 2019	-
Granted	27,658,000
Vested	(19,762,500)
Forfeited	(7,545,500)
Nonvested at December 31, 2019	350,000
Granted	5,335,000
Vested	(5,378,750)
Nonvested at March 31, 2020	306,250

During the first quarter of 2020, the Company issued warrants to purchase an aggregate of 5,335,000 shares of common stock of the Company at an exercise price of $0.05 or $0.50 per share. The warrants may be exercised on a cashless basis and have a term of three, five, or seven years. 375,000 warrants were issued for consulting services, 4,500,000 warrants in connection with notes issued to M2, and 460,000 warrants in connection with stock sold.

The Company recognized a stock compensation expense of $206,265 and $103,632 three months ended March 31, 2020 and 2019, related to warrants.

Options

There were 7,992,433 options outstanding as of March 31, 2020. The fair value of each stock option granted was estimated using the Black-Scholes valuation model with the assumptions as follows:

Exercise price	$0.59
Expected dividend yield	0%
Risk free interest rate	0.77%
Expected life in years	3
Expected volatility	150%
Estimated fair value of stock on grant date	$0.50

There were 7,879,933 options outstanding as of December 31, 2019. The fair value of each stock option granted was estimated using the Black-Scholes valuation model with the assumptions as follows:

Exercise price	$0.10 - $0.50
Expected dividend yield	0%
Risk free interest rate	1.49% - 2.63%
Expected life in years	7
Expected volatility	153% - 157%
Estimated fair value of stock on grant date	$0.50

The Company uses the latest common stock sale price as the fair value of stock on grant date rather than the market value of the stock as the Company believes this is a more accurate valuation of the Company's common stock due to the lack of sufficient volume and trading history on the Company's common stock on the OTC Markets.

A summary of options issuances are as follows:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Weighted Average Grant Date Fair Value
Options
Outstanding January 1, 2019	4,854,692	0.04	3.00	0.19
Granted	6,210,022	0.16	5.13	0.24
Forfeited	(3,184,781)	0.19	3.53	0.19
Outstanding December 31, 2019	7,879,933	$0.14	4.74	$0.24
Granted	112,500	0.59	2.98	0.40
Outstanding March 31, 2020	7,992,433	$0.15	4.47	$0.24

Nonvested Shares	Shares
Nonvested at January 1, 2019	3,641,019
Granted	6,210,022
Vested	(2,840,194)
Forfeited	(3,184,781)
Nonvested at December 31, 2019	3,826,066
Granted	112,500
Vested	(491730)
Nonvested at March 31, 2020	3,446,836

During the first quarter of 2020, the Company issued stock options to purchase an aggregate of 112,500 shares of common stock of the Company at an exercise price of $0.59 per share. The options expire in three years from the grant date.

The Company recognized a stock compensation expense of $121,538 and $245,344 respectively for the three months ended March 31, 2020 and 2019, related to stock options.

NOTE 7 – STOCKHOLDERS' DEFICIT

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value $0.0001 per share.

During the year ended December 31, 2019, the company issued 9,655,000 shares of common stock for cash of $2,768,000, 100,000 shares were issued for services, 636,665 shares of common stock for conversion or cancellation of debt, 5,072,812 shares from the exercise of warrants, and 18,339,206 shares were cancelled.

Preferred Stock

The Company is authorized to issue 15,000,000 shares of preferred stock, par value $0.0001 per share. The preferred stock may be issued from time to time in one or more series as the Company's Board may authorize. None of the preferred stock has been designated and none are issued and outstanding.

Warrants

There were 29,243,750 warrants outstanding as of December 31, 2019. The fair value of each stock warrant granted was estimated using the Black-Scholes valuation model with the assumptions as follows:

Exercise price	$0.10 - $0.50
Expected dividend yield	0%
Risk free interest rate	1.42% - 2.66%
Expected life in years	3-7
Expected volatility	134% - 158%

There were 9,131,250 warrants outstanding as of December 31, 2018. The fair value of each stock warrant granted was estimated using the Black-Scholes valuation model with the assumptions as follows:

Exercise price	$0.10 - $0.50
Expected dividend yield	0%
Risk free interest rate	2.33% - 3.05%
Expected life in years	3-7
Expected volatility	134% - 158%

A summary of warrant issuances are as follows:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Warrants
Outstanding January 1, 2018	18,750	$0.50	2.85
Granted	9,112,500	0.19	3.83
Outstanding December 31, 2018	9,131,250	0.19	3.83
Granted	27,658,000	0.44	4.29
Forfeited	(7,545,500)	0.34	4.48
Outstanding December 31, 2019	29,243,750	$0.39	4.10

During the first quarter of 2019, the Company issued warrants to purchase an aggregate of 1,558,000 shares of common stock of the Company at an exercise price of $0.10 per share. The warrants may be exercised on a cashless basis and have a term of five and seven years. The warrants were issued for consulting services.

During the second quarter of 2019, the Company issued warrants to purchase an aggregate of 2,500,000 shares of common stock of the Company at an exercise price of $0.20 per share. The warrants may be exercised on a cashless basis and have a term of seven years. The warrants were issued for consulting services.

During the third quarter of 2019, the Company issued warrants to purchase an aggregate of 11,000,000 shares of common stock of the Company at varying exercise prices of $0.20 and $0.50 per share. The warrants may be exercised on a cashless basis and have a term of three or seven years. The warrants were issued for consulting services and in connection with a note.

During the fourth quarter of 2019, the Company issued warrants to purchase an aggregate of 12,600,000 shares of common stock of the Company with an exercise price of $0.50 per share. The warrants may be exercised on a cashless basis and have a term of three or five years. The warrants were issued for consulting services, as compensation, in connection with notes, as part of a merger, and an asset purchase agreement.

The company recognized a stock compensation expense of $7,047,596 year ended December 31, 2019, related to warrants.

Options

There were 7,879,933 options outstanding as of December 31, 2019. The fair value of each stock option granted was estimated using the Black-Scholes valuation model with the assumptions as follows:

Exercise price	$0.10 - $0.50
Expected dividend yield	0%
Risk free interest rate	1.49% - 2.63%
Expected life in years	7
Expected volatility	153% - 157%

There were 4,854,692 options outstanding as of December 31, 2018. The fair value of each stock option granted was estimated using the Black-Scholes valuation model with the assumptions as follows:

Exercise price	$0.40
Expected dividend yield	0%
Risk free interest rate	2.50%
Expected life in years	3
Expected volatility	157%

A summary of options issuances are as follows:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Weighted Average Grant Date Fair Value
Options
Outstanding January 1, 2018	-	$-	-	$-
Granted	4,854,692	0.04	3.00	0.19
Outstanding December 31, 2018	4,854,692	0.04	3.00	0.19
Granted	6,210,022	0.16	5.13	0.24
Forfeited	(3,184,781)	0.19	3.53	0.19
Outstanding December 31 2019	7,879,933	$0.14	4.74	$0.24

Nonvested Shares	Shares
Nonvested at January 1, 2018	-
Granted	4,854,692
Vested	(1,213,673)
Forfeited	-
Nonvested at December 31, 2018	3,641,019
Granted	6,210,022
Vested	(2,840,194)
Forfeited	(3,184,781)
Nonvested at December 31, 2019	3,826,066

During the first quarter of 2019, the Company issued stock options to purchase an aggregate of 3,922,522 shares of common stock of the Company at an exercise price of $0.10 per share. The options have a term of seven years.

During the second quarter of 2019, the Company issued stock options to purchase an aggregate of 1,687,500 shares of common stock of the Company at an exercise price of $0.10 to $0.50 per share. The options have a term of seven years.

During the third quarter of 2019, the Company issued stock options to purchase an aggregate of 600,000 shares of common stock of the Company at an exercise price of $0.50 per share. The options have a term of seven years.

During the fourth quarter of 2019, the Company issued no stock options.

The company recognized a stock compensation expense of $589,334 respectively for the year ended December 31, 2019, related to stock options.